Assets and liabilities held for sale (Details) $ in Thousands				1 Months Ended		12 Months Ended
	May 04, 2021 USD ($)	May 01, 2021 USD ($)	Apr. 01, 2021 USD ($)	Jul. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) ft²	Dec. 31, 2021 item
HMS Assets
Assets and liabilities held for sale
Area of divestiture of operations | ft²					22,000
Total consideration	$ 24,639				$ 27,500
Cash consideration					22,399
Interest bearing Note due					$ 2,240
Gain (loss) on sale of assets	$ 1,530
Elevate, Takoma
Assets and liabilities held for sale
Percentage of interest sold					100.00%
Total consideration		$ 3,613			$ 2,000
Gain (loss) on sale of assets		$ 1,595
Ohio Assets
Assets and liabilities held for sale
Cash consideration				$ 4,949
Gain (loss) on sale of assets				$ 1,423
Illinois Assets
Assets and liabilities held for sale
Total consideration			$ 100,000
Cash consideration			50,000
Number of medical dispensary license | item						3
Number of adult dispensary license | item						6
Number of medical dispensary operating under licenses | item						6
Number of adult dispensary operating under licenses | item						3
Number of licenses covered in agreement for sale | item						9
Purchase price to be paid in cash			60,000
Purchase price to be paid in stock			40,000
Contingent consideration			55,000
Net proceeds retained by company			25,000
Net proceeds remitted to other party			$ 25,000
Percentage of proceeds to be retained by company for net proceeds above $50,000			50.00%
Percentage of proceeds to be remitted by company for net proceeds above $50,000			50.00%
Refundable deposit received for disposal group			$ 10,000